FAIR VALUE GAINS (LOSSES), NET	12 Months Ended
Dec. 31, 2021
Fair Value Measurement [Abstract]
FAIR VALUE GAINS (LOSSES), NET	FAIR VALUE GAINS (LOSSES), NET
The components of fair value (losses) gains, net, are as follows:

(US$ Millions) Years ended Dec. 31,	2021	2020	2019
Commercial properties(1)	$1,791	$(1,607)	$301
Commercial developments	171	219	557
Incentive fees(2)	(24)	(16)	(104)
Financial instruments and other(3)	583	82	(158)
Total fair value (losses) gains, net	$2,521	$(1,322)	$596
(1)For the year ended December 31, 2021, includes fair value loss on right-of-use investment properties of $5 million (2020 - $16 million).
(2)Represents incentive fees the partnership is obligated to pay to the general partner of the partnership’s various fund investments.
(3)For the year ended December 31, 2021, primarily includes fair value gains on financial instruments. The prior year primarily includes a gain on loss of control of Atlantis of $62 million and a gain on the sale of a self-storage portfolio of $141 million, partially offset by fair value losses on financial instruments.